SEGMENT REPORTING	12 Months Ended
Dec. 31, 2016
SEGMENT REPORTING
SEGMENT REPORTING

16.SEGMENT REPORTING

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance.

Prior to 2016, the Group’s operations were organized into one operating segment. In 2016, following the further expansion in service business and revenue generated from services beginning to account for a material portion of the total revenue, the Group operated and reviewed its performance in two segments: (i) Product sales which consisted of online retailing of consumer products, and (ii) Services which consisted of provision of services such as logistic services to other e-commerce retailers. The segment information reported prior to year ended December 31, 2016 was modified to be consistent with that of 2016.  Furthermore, the Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenues, costs and gross profit and is not provided with asset information by segment.

The following table presents selected financial information relating to the Group’s segments:

	For year ended December 31, 2016
	Product sales	Services	Consolidated

Revenues	$262,083	$30,404	$292,487
Cost of revenues	160,566	28,371	188,937

Gross profit	101,517	2,033	103,550
Unallocated operating expenses			112,634

Loss from operations			(9,084)
Exchange loss on offshore bank accounts.			(120)
Interest income			518

Loss before income tax expense			$(8,686)

	For year ended December 31, 2015
	Product sales	Services	Consolidated

Revenues	$312,332	$11,431	$323,763
Cost of revenues	196,753	10,601	207,354

Gross profit	115,579	830	116,409
Unallocated operating expenses			155,568

Loss from operations			(39,159)
Exchange loss on offshore bank accounts.			(938)
Interest income			773

Loss before income tax expense			$(39,324)

	For year ended December 31, 2014
	Product sales	Services	Consolidated

Revenues	$382,282	$125	382,407
Cost of revenues	236,982	113	237,095

Gross profit	145,300	12	145,312
Unallocated operating expenses			176,028

Loss from operations			(30,716)
Exchange loss on offshore bank accounts.			(1,556)
Interest income			2,355

Loss before income tax expense			$(29,917)

Components of the Group’s Product sales are presented in the following table:

	For the years ended December 31,
	2014	2015	2016

Apparel	$138,570	$118,673	$89,291
Other general merchandise	243,712	193,659	172,792

Total product sales revenues	$382,282	$312,332	$262,083

The following table summarizes the Group’s total net revenues generated in different geographic locations and as a percentage of total net revenues.

	For the years ended December 31,
	2014		2015		2016
	Revenues	%	Revenues	%	Revenues	%
Europe	$239,176	62.5	$184,057	56.8	$145,185	49.6
North America	81,675	21.4	88,790	27.4	77,814	26.6
Other countries	61,556	16.1	50,916	15.8	69,488	23.8

Total net revenues	$382,407	100.0	$323,763	100.0	$292,487	100.0

North America’s net revenues include revenues from the United States of, $65,376, $74,296and $66,475 during the years ended December 31, 2014, 2015 and 2016 respectively. Europe’s net revenues include revenues from France of $52,264, $39,571 and $31,321 during the years ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2014, 2015 and 2016 substantially all of long-lived assets of the Group are located in the PRC.